Loss per share - Summary of Loss Per Share (Detail) - EUR (€) € / shares in Units, € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Earnings per share [abstract]
Loss attributable to ordinary equity holders of the Company	€ (43,015)	€ (21,356)	€ (81,829)	€ (268,269)
Weighted average number of ordinary shares for basic loss per share (in shares)	267,564,249	267,177,592	267,308,676	246,129,260
Weighted average number of ordinary shares for diluted loss per share (in shares)	267,564,249	267,177,592	267,308,676	246,129,260
Basic loss per share (in EUR per share)	€ (0.16)	€ (0.08)	€ (0.31)	€ (1.09)
Diluted loss per share (in EUR per share)	€ (0.16)	€ (0.08)	€ (0.31)	€ (1.09)